UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 25, 2007 to October 25, 2007

Commission File Number of issuing entity: 333-140436-10

C-BASS 2007-CB4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-140436

Merrill Lynch Mortgage Investors, Inc.
(Exact name of depositor as specified in its charter)

Credit-Based Asset Servicing and Securitization LLC
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Applied for, but not yet received from the I.R.S.
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1A	☐	☐	☒	__________
A-1B	☐	☐	☒	__________
A-1C	☐	☐	☒	__________
A-2A	☐	☐	☒	__________
A-2B	☐	☐	☒	__________
A-2C	☐	☐	☒	__________
A-2D	☐	☐	☒	__________
M-1	☐	☐	☒	__________
M-2	☐	☐	☒	__________
M-3	☐	☐	☒	__________
M-4	☐	☐	☒	__________
M-5	☐	☐	☒	__________
M-6	☐	☐	☒	__________
B-1	☐	☐	☒	__________
B-2	☐	☐	☒	__________
B-3	☐	☐	☒	__________
B-4	☐	☐	☒	__________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of C-BASS 2007-CB4 Trust, Mortgage Loan Asset-Backed Certificates, Series 2007-CB4 is attached as Exhibit  99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
No updates to report.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly Report distributed to the holders of C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB4, relating to the October 25, 2007 distribution.  The date and time stamp on the attached monthly distribution report is 23-Oct-2007 07:11.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

C-BASS 2007-CB4
Litton Loan Servicing LP
Date:	November 5, 2007	(Servicer)
/s/ Elizabeth Folk
Name: Elizabeth Folk
Title: Senior Vice President & CFO

EXHIBIT INDEX

Exhibit Number
Ex-99.1	Monthly Report distributed to holders of C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB4, relating to the October 25, 2007 distribution.